VIA EDGAR

                                   February 2, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam U.S. Government Income Trust (Reg. No. 2-87634) (811-
     3897) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 1998.

      Comments or questions concerning this certificate may be directed to Anne B. McCarthy at 1-800-225-2465, ext. 11010.

                              Very truly yours,


                              PUTNAM U. S. GOVERNMENT
                              INCOME TRUST

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  William Shields (R&G)

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